Income (Loss) Per Share	12 Months Ended
Jun. 30, 2020
Earnings Per Share [Abstract]
INCOME (LOSS) PER SHARE
16.	INCOME (LOSS) PER SHARE

The following table sets forth the computation of basic and diluted loss per common share for the years ended June 30, 2020, 2019 and 2018, respectively:

	For the Years Ended June 30,
	2020	2019	2018

Net (loss) income attributable to Urban Tea, Inc.'s Shareholders	$(2,106,600)	$27,555,442	$(82,889,335)
Net loss from continuing operations	$(2,106,600)	$(932,863)	$(683,295)
Net income (loss) from discontinued operations	$-	$28,488,305	$(82,206,040)

Weighted Average Shares Outstanding-Basic and Diluted	33,227,331	18,055,150	11,653,729

(Loss) income per share- basic and diluted	$(0.06)	$1.53	$(7.11)
Net loss per share from continuing operations – basic and diluted	$(0.06)	$(0.05)	$(0.06)
Net income (loss) per share from discontinued operations – basic and diluted	$-	$1.58	$(7.05)

Basic income (loss) per share is computed by dividing the net loss by the weighted average number of common shares outstanding during the period. Diluted income (loss) per share is the same as basic loss per share due to the lack of dilutive items in the Company for the years ended June 30, 2020, 2019 and 2018 The number of warrants is excluded from the computation as the anti-dilutive effect.